Note 10 - Commitments and Contingencies 1 (Details Textual)											1 Months Ended		12 Months Ended
	Mar. 01, 2021 USD ($)	Jan. 01, 2021 USD ($)	Jul. 07, 2020 USD ($)	Feb. 25, 2020 USD ($) shares	Sep. 26, 2019 USD ($) ft²	Jun. 01, 2019 USD ($) ft²	Mar. 11, 2019 USD ($) ft²	Oct. 05, 2017	Aug. 01, 2017 USD ($)	May 25, 2016	Sep. 30, 2020 USD ($)	May 31, 2013 USD ($) ft²	Dec. 31, 2016 USD ($)	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2018 shares	Jul. 18, 2017 shares	Aug. 06, 2014 shares
Lessee, Operating Lease, Liability, to be Paid, Total														$ 986,858	$ 1,044,189
Lessee, Operating Lease, Liability, to be Paid, Remainder of Fiscal Year														172,258
Operating Leases, Future Minimum Payments, Remainder of Fiscal Year														19,000
Reverse Stock Split [Member]
Stockholders' Equity Note, Stock Split, Conversion Ratio								10		10
Lawsuit Against Aptito.com, Inc. and Shareholders of Aptito.com, Inc. [Member] | Aptito, LLC [Member]
Number of Parent's Shares in Dispute Related to Acquisition (in shares) | shares																125,000	125,000	125,000
Lease Agreement for Office at Florida [Member]
Area of Real Estate Property (Square Foot) | ft²					5,875							4,101
Periodic Lease and Rental Expense, Per Month		$ 16,156	$ 11,500		$ 16,156				$ 14,354			$ 16,800	$ 19,448
Periodic Lease and Rental Expense, Annual					$ 193,875				$ 172,248				$ 233,377
Lessee, Operating Lease, Term of Contract (Year)					5 years				5 years		4 years
Lessee, Operating Lease, Liability, to be Paid, Total											$ 65,600
Lessee, Operating Lease, Monthly Rent											2,954
Lessee, Operating Lease, Liability, to be Paid, Upon Modification											22,700
Lessee, Operating Lease, Liability, to be Paid, Remainder of Fiscal Year											20,100
Lessee, Operating Lease, Liability, to be Paid, First Quarter Year One											$ 22,800
Additional Periodic Lease and Rental Expense, Per Month	$ 2,000
Operating Lease, Deferred Rent, Interest Rate					4.00%
Lease Agreement for Office in Yekaterinburg, Russia [Member]
Area of Real Estate Property (Square Foot) | ft²						1,654
Periodic Lease and Rental Expense, Annual						$ 21,000
Lease Agreement for Office in Moscow Russia [Member]
Area of Real Estate Property (Square Foot) | ft²							1,600
Periodic Lease and Rental Expense, Annual							$ 50,900
Processing Provider 1 [Member]
Minimum Monthly Fees Per Month														$ 150,000	$ 150,000
Chief Legal Officer and Corporate Secretary [Member]
Annual Base Salary				$ 250,000
Employment Agreement, Term (Year)				5 years
Employment Agreement, Renewal Term (Year)				1 year
Employment Agreement, Signing Bonus, Shares (in shares) | shares				10,000
Employment Agreement, Bonus Percent				50.00%